Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	¥ 260,846	$ 40,091	¥ 279,131
Inventories	4,071	626	18,596
Employee benefits	30,362	4,667	26,943
Accrued warranty	133,217	20,475	126,144
Property, plant and equipment and fixed asset related subsidies	1,323,158	203,366	1,421,003
Net operating loss carryforwards	1,648,305	253,340	1,239,983
Investment loss	6,576	1,011	15,552
Provision for inventory purchase commitment	212,677	32,687	224,982
Total gross deferred income tax assets	3,619,212	556,263	3,352,334
Valuation allowance	(3,619,020)	(556,233)	(3,352,131)	$ (515,213)	¥ (2,691,684)	¥ (1,311,342)
Net deferred income tax assets	192	30	203
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(1,353)	(8,804)
Withholding income tax	(4,501)	(692)	(4,215)
Total gross deferred income tax liabilities	¥ (13,305)	$ (2,045)	¥ (13,019)